Document and Entity Information	Sep. 09, 2026
Cover [Abstract]
Entity Registrant Name	Oaktree Specialty Lending Corp
Amendment Flag	false
Entity Central Index Key	0001414932
Document Type	8-K
Document Period End Date	Sep. 09, 2026
Entity Incorporation State Country Code	DE
Entity File Number	814-00755
Entity Tax Identification Number	26-1219283
Entity Address, Address Line One	333 South Grand Avenue
Entity Address, Address Line Two	28th Floor
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90071
City Area Code	(213)
Local Phone Number	830-6300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	OCSL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false